Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.419.8417 Fax 202.822.0140 www.stradley.com

Direct Dial – (202) 419-8402

1933 Act Rule 497(c)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

November 3, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	Bridgeway Funds, Inc.

Rule 497(j) filing

SEC File Nos. 033-72416 and 811-08200

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 51 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically via EDGAR on October 26, 2016.

Please direct any questions or comments relating to this certification to my attention at (202) 419-8402.

  Very truly yours,

/s/ Christopher Zimmerman

Christopher Zimmerman